COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended									12 Months Ended
	Apr. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2016 USD ($)
COMMITMENTS AND CONTINGENCIES
Funds raised for the development of CrossFire new mobile game										¥ 30,254,560		¥ 30,384,772		$ 4,386,499
Investments in equity investees										35,297,395		73,915,119		5,117,641
Total aggregated claim		$ 13,000,000.0
Upfront payment		$ 3,000,000.0
Redeemable convertible preferred shares redemption value										0	$ 0
Maximum assets worldwide not to be disposed off														55,500,000
Settlement claims	$ 8,600,000
Other litigation settlement amount												¥ 54,700,000	$ 7,900,000
Remaining unpaid balance for settlement										17,200,000				2,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
COMMITMENTS AND CONTINGENCIES
Redeemable convertible preferred shares redemption value											17,700,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
COMMITMENTS AND CONTINGENCIES
Redeemable convertible preferred shares redemption value											$ 37,800,000
CrossFire New Mobile Game | Smilegate | Copyright infringements
COMMITMENTS AND CONTINGENCIES
Period for payment of minimum guarantee for royalty					30 days
CrossFire New Mobile Game | Minimum | Smilegate
COMMITMENTS AND CONTINGENCIES
Guarantee for royalty					$ 2,000,000.0
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
COMMITMENTS AND CONTINGENCIES
Funds raised for the development of CrossFire new mobile game						¥ 57,500,000				57,500,000				8,300,000	$ 8,300,000
Additional funds aimed to be raised for the development of CrossFire new mobile game						100,000,000.0				¥ 100,000,000.0				$ 4,500,000	$ 14,500,000
Principal amount of refund claimed through civil suit			¥ 57,500,000	$ 9,000,000.0				¥ 57,500,000	$ 8,300,000
Interest amount of refund claimed through civil suit			¥ 4,600,000	$ 700,000		¥ 4,600,000	$ 700,000